Mezzanine Equity (Details) - New Dragon Group [Member] ¥ in Thousands, $ in Thousands	Feb. 29, 2024 CNY (¥) shares	Feb. 29, 2024 USD ($) shares
Mezzanine Equity [Line Items]
Issued ordinary shares	1,995,810	1,995,810
Exchange investment	¥ 44,968	$ 6,253,538